GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Sep. 30, 2024
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 17 – GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the fiscal years ended September 30, 2024 and 2023 consisted of following:

	2024	2023
Employee compensation and benefits	2,189,705	3,390,733
Consulting expenses	1,573,023	684,691
Amortization expenses	154,758	298,431
Depreciation expenses	162,335	229,018
Entertainment expenses	117,885	173,096
Sales tax	141,000	168,962
Other expenses	490,397	199,409
Total	$4,829,103	5,144,340